INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2017
Income Tax Disclosure [Abstract]
Schedule of Income Tax Payable
Income tax payable represented enterprise income tax at a rate of 25% of taxable income the Company accrued but not paid. Income tax payable as of June 30, 2017 and 2016 comprises:

	2017	2016
Dongsheng Guarantee	$2,517,538	$2,083,683
Jinshang Leasing	255,093	427,164
	$2,772,631	$2,510,847

Schedule of Components of Income Tax Expense (Benefit)
	For the years ended June 30,
	2017	2016	2015

Current income tax expense	$1,581,470	$1,387,373	$3,662,488
Deferred tax expense (benefit)	370,019	(622,928)	(515,495)
Total provision for income taxes	$1,951,489	$764,445	$3,146,993

Schedule of Reconciliation Between the Effective Income Tax Rate and the PRC Statutory Income Tax Rate
The reconciliation between the effective income tax rate and the PRC statutory income tax rate of 25% is as follows:

	For the years ended June 30,
	2017	2016	2015

PRC statutory tax	25%	25.0%	25.0%
Effect of non-deductible expenses	0.0%	0.0%	0.0%
Effect of non-taxable income	(15.4)%	(28.5)%	(14.3)%
Others	(0.8)%	9.7%	0.0%
Effective tax rate	8.8%	6.2%	10.7%

Schedule of Deferred Tax Assets and Liabilities
Deferred tax arose from the difference in tax and accounting base of the deductible allowance for guarantee loss and lease payment receivable loss and difference in direct financing lease income recognition between PRC and U.S. GAAP.

	June 30, 2017	June 30, 2016

Deferred tax assets
Provision for direct financing lease	$216,829	$208,215
Direct financing lease income	110,308	220,309
Allowance on guarantee	-	780,402
Total deferred tax assets	327,137	1,208,926
Less: Valuation allowance	-	-
Less: Net off with deferred tax liabilities for financial reporting purposes	-	(780,402)
Net total deferred tax assets	$327,137	$428,524

Deferred tax liabilities
Guarantee paid on behalf of guarantee service customers loss	$390,154	$509,921
Commissions and fees on financial guarantee services	356,730	747,879
Total deferred tax liabilities	746,884	1,257,800
Less: Net off with deferred tax assets for financial reporting purposes	-	(780,402)
Net total deferred tax liabilities	$746,884	$477,398

For the purpose of presentation in the consolidated balance sheets, certain deferred tax assets and liabilities have been offset.